Statements of Changes in Equity	Share capital CAD ($) shares	Reserves - Equity settled share-based payments CAD ($)	Reserves - Warrants CAD ($)	Deficit CAD ($)	CAD ($)	Total	Options
Equity at beginning of period at Dec. 31, 2020	$ 87,668,764	$ 23,704,337	$ 504,325	$ (38,975,581)	$ 72,901,845
Balance at beginning (in shares) at Dec. 31, 2020 | shares	148,684,523
Shares issued	$ 62,999,250				62,999,250
Shares issued (in shares) | shares	7,857,000
Issued pursuant to acquisition of exploration and evaluation assets	$ 3,505,408				3,505,408
Issued pursuant to acquisition of exploration and evaluation assets (in shares) | shares	458,823
Issued in prospectus offering	$ 57,502,415				57,502,415
Issued in prospectus offering | shares	5,048,500
Share issue costs	$ (4,457,654)				(4,457,654)
Flow-through share premium	(29,161,495)				(29,161,495)
Share-based compensation		7,612,214			7,612,214
Stock options exercised	$ 2,096,982	(860,812)			1,236,170
Option exercised | Options							1,273,000
Stock options exercised (in shares) | shares	1,273,000
Warrants exercised	$ 1,641,823		(485,300)		1,156,523
Warrants exercised (in shares) | shares	883,854
Total comprehensive loss for the year				(50,640,075)	(50,640,075)
Equity at end of period at Dec. 31, 2021	$ 181,795,493	30,455,739	19,025	(89,615,656)	122,654,601
Balance at ending (in shares) at Dec. 31, 2021 | shares	164,205,700
Issued pursuant to acquisition of exploration and evaluation assets	$ 194,834				194,834
Issued pursuant to acquisition of exploration and evaluation assets (in shares) | shares	39,762
Issued in prospectus offering	$ 52,549,677				52,549,677
Issued in prospectus offering | shares	6,750,229
Share issue costs	$ (3,629,986)				(3,629,986)
Flow-through share premium	(14,500,000)				(14,500,000)
Share-based compensation		8,489,387			8,489,387
Stock options exercised	$ 13,151,740	(5,501,834)			7,649,906
Option exercised						4,341,875	4,341,875
Stock options exercised (in shares) | shares	4,341,875
Warrants exercised	$ 70,247		(15,107)		55,140
Warrants exercised (in shares) | shares	39,960
Total comprehensive loss for the year				(89,989,659)	(89,989,659)
Equity at end of period at Dec. 31, 2022	$ 229,632,005	$ 33,443,292	$ 3,918	$ (179,605,315)	$ 83,473,900
Balance at ending (in shares) at Dec. 31, 2022 | shares	175,377,526